Stock-Based Compensation - Summary of Weighted Average Assumptions Used to Estimate Fair Value of Stock Options Granted (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	40.00%
Expected life (years)	4 years 6 months
Performance Stock Units | 2013 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	30.09%
Expected life (years)	5 years 11 months 12 days
Expected dividend yield	0.00%
Risk-free interest rate	2.84%
Fair value of options	$ 4.39